Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Cost
The following table sets forth the net periodic benefit cost for the Company’s defined benefit pension plans and other benefits for the three months ended June 30:

	Pension Benefits		Other Benefits
	2016	2015	2016	2015
Components of net periodic benefit cost
Service cost	$0.9	$0.9	$—	$—
Interest cost	6.2	6.0	0.1	0.2
Expected return on plan assets	(6.8)	(6.8)	—	—
Amortization of prior service benefit	—	—	—	(0.1)
Recognized net actuarial loss	1.4	1.6	—	0.1
Net periodic pension benefit cost	$1.7	$1.7	$0.1	$0.2

The following table sets forth the net periodic benefit cost for the Company’s defined benefit pension plans and other benefits for the six months ended June 30:

	Pension Benefits		Other Benefits
	2016	2015	2016	2015
Components of net periodic benefit cost
Service cost	$1.8	$1.8	$—	$—
Interest cost	12.4	11.9	0.2	0.3
Expected return on plan assets	(13.5)	(13.5)	—	—
Amortization of prior service benefit	—	—	—	(0.1)
Recognized net actuarial loss	2.8	3.3	0.1	0.2
Net periodic pension benefit cost	$3.5	$3.5	$0.3	$0.4